Label	Element	Value
AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Micro-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF NASDAQ Ticker: DWMC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Dorsey Wright Micro-Cap ETF (the "Fund") seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount of fee waiver/expense reimbursement has been restated to reflect the current expense limit of 1.25%. Prior to November 1, 2019, the expense limit was 0.99% and the amount waived/reimbursed for the most recent fiscal year was 3.80%.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing primarily in U.S.-traded equity securities consisting of common and preferred stock and American Depositary Receipts ("ADRs"). ADRs are securities traded on a local exchange stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in micro-cap securities. The Fund's sub-advisor, Dorsey, Wright & Associates, LLC (the "Sub-Advisor"), generally defines a micro-cap company as one having a market capitalization under one billion dollars. In choosing micro-cap securities, the Sub-Advisor creates an investable universe of securities consisting of companies included in the lower half of the Russell 2000 Index based on market capitalization and an additional 1,000 companies with low market capitalizations that are not included in the Russell 2000 Index. This universe of investable securities is limited by certain liquidity screens such as a threshold based on a security's three-month average dollar volume traded.

The Fund's investment focus follows the Sub-Advisor's core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor's process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock selection is strictly based on identifying the highest ranked securities as measured by the relative strength investment process. The Fund's strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in micro-cap securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF's underlying portfolio holdings. This adverse effect on liquidity for the ETF's shares in turn can lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Micro-Capitalization Risk. Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.

Trading Risk. Shares of the Fund may trade above or below their net asset value ("NAV"). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund's shares. There can be no assurance that an active trading market for the Fund's shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the "Exchange"), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.75%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	4.04%
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	4.79%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(3.54%)	[1],[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust's Board of Trustees may permit the Advisor to retain the difference between the Fund's total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
1 YEAR	rr_ExpenseExampleYear01	$ 127
3 YEARS	rr_ExpenseExampleYear03	1,123
5 YEARS	rr_ExpenseExampleYear05	2,124
10 YEARS	rr_ExpenseExampleYear10	$ 4,642

[1]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust's Board of Trustees may permit the Advisor to retain the difference between the Fund's total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[2]	The amount of fee waiver/expense reimbursement has been restated to reflect the current expense limit of 1.25%. Prior to November 1, 2019, the expense limit was 0.99% and the amount waived/reimbursed for the most recent fiscal year was 3.80%.